UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Money Market Fund

(formerly Scudder Money Market Fund)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.8%
Abbott Laboratories, 5.625%, 7/1/2006	10,000,000	10,026,479
Banco Bilbao Vizcaya Argentaria SA:
4.77%, 11/20/2006	11,400,000	11,401,854
4.84%, 1/31/2007	10,000,000	9,997,452
Bank of Nova Scotia, 4.8%, 5/10/2006	30,000,000	30,000,000
Barclays Bank PLC, 5.05%, 6/29/2006	50,000,000	50,000,000
Calyon, 5.32%, 4/27/2007	15,000,000	15,000,000
Credit Agricole SA, 4.74%, 9/28/2006	30,000,000	30,000,000
HBOS Treasury Services PLC, 3.8%, 7/10/2006	35,000,000	35,000,000
HSBC Bank PLC, 5.1%, 7/31/2006	25,000,000	25,001,057
Natexis Banque Populaires, 5.0%, 2/9/2007	25,000,000	25,000,000
Norinchukin Bank, 4.8%, 5/10/2006	25,000,000	25,000,000
Societe Generale:
4.25%, 9/6/2006	15,000,000	14,995,596
4.705%, 9/19/2006	25,000,000	25,000,473
4.79%, 11/17/2006	25,000,000	25,006,492
Tango Finance Corp., 4.045%, 7/25/2006	25,000,000	24,999,709
Toronto Dominion Bank:
3.6%, 6/7/2006	25,000,000	25,000,000
3.75%, 5/16/2006	17,500,000	17,499,930
Wal-Mart Stores, Inc., 5.45%, 8/1/2006	9,017,000	9,048,619
Wells Fargo Bank, NA, 4.79%, 1/17/2007	20,000,000	20,005,360

Total Certificates of Deposit and Bank Notes (Cost $427,983,021)		427,983,021
Commercial Paper** 24.7%
Atlantis One Funding Corp., 4.9%, 9/22/2006	15,000,000	14,706,000
CC (USA), Inc., 4.96%, 10/3/2006	20,000,000	19,572,889
Charta, LLC, 4.75%, 5/12/2006	40,000,000	39,941,944
Davis Square Funding VI Corp., 4.81%, 5/4/2006	25,000,000	24,989,979
DNB NOR Bank ASA, 4.64%, 8/1/2006	35,000,000	34,584,978
Five Finance, Inc., 4.96%, 10/3/2006	32,000,000	31,316,622
Florida Power & Light Co., 4.95%, 5/22/2006	25,000,000	24,927,813
General Electric Co., 4.77%, 5/10/2006	75,000,000	74,910,562
Giro Funding US Corp., 4.8%, 5/10/2006	50,000,000	49,940,000
Grampian Funding Ltd.:
4.64%, 7/28/2006	52,000,000	51,410,204
4.66%, 7/31/2006	50,000,000	49,411,028
Greyhawk Funding LLC, 4.735%, 5/10/2006	25,000,000	24,970,406
K2 (USA) LLC:
4.64%, 7/31/2006	35,000,000	34,589,489
5.02%, 7/27/2006	21,900,000	21,634,317
Liberty Street Funding, 4.84%, 5/12/2006	39,832,000	39,773,093
Merril Lynch & Co., Inc., 4.76%, 5/4/2006	100,000,000	99,960,333
Nieuw Amsterdam Receivables Corp., 4.93%, 9/29/2006	39,814,000	38,990,702
Old Line Funding, LLC, 4.77%, 5/1/2006	75,000,000	75,000,000
RWE AG, 4.95%, 7/5/2006	17,000,000	16,848,063
Scaldis Capital LLC, 5.03%, 7/31/2006	35,000,000	34,554,985

Total Capital SA, 4.82%, 5/1/2006	25,000,000	25,000,000

Total Commercial Paper (Cost $827,033,407)		827,033,407
Short Term Notes* 25.1%
American Honda Finance Corp.:
4.502%, 10/10/2006	10,000,000	10,002,149
4.85%, 12/12/2006	55,000,000	55,000,000
BNP Paribas, 4.94%, 10/26/2006	15,000,000	15,000,000
Canadian Imperial Bank of Commerce, 4.981%, 4/13/2007	45,000,000	45,007,423
Cancara Asset Securitization LLC, 144A, 4.83%, 8/15/2006	20,000,000	19,998,822
CIT Group, Inc., 4.8%, 8/18/2006	18,500,000	18,502,253
Credit Suisse:
4.93%, 9/26/2006	50,000,000	50,000,000
4.94%, 9/26/2006	50,000,000	50,000,000
Dorada Finance, Inc., 4.775%, 11/1/2006	125,000,000	124,993,699
General Electric Capital Corp., 4.77%, 5/12/2006	31,250,000	31,251,780
HSBC Finance Corp., 4.827%, 2/6/2007	15,000,000	15,000,000
International Business Machine Corp., 4.838%, 12/8/2010	3,000,000	3,000,000
Links Finance LLC, 4.877%, 5/22/2006	5,000,000	4,999,970
Merrill Lynch & Co., Inc.:
4.88%, 5/5/2006	6,000,000	6,000,053
4.881%, 9/15/2006	30,000,000	30,000,000
4.889%, 2/2/2007	25,000,000	25,000,000
Morgan Stanley, 4.89%, 7/10/2006	100,000,000	100,000,000
Pfizer Investment Capital PLC, 4.861%, 12/15/2006	50,000,000	50,000,000
The Bear Stearns Companies, Inc., 4.945%, 10/18/2006	75,000,000	75,000,000
UniCredito Italiano Bank (Ireland) PLC, 4.858%, 3/9/2007	31,000,000	31,000,000
UniCredito Italiano SpA:
4.767%, 9/1/2006	20,000,000	19,997,071
4.945%, 10/4/2006	60,000,000	59,987,504

Total Short Term Notes (Cost $839,740,724)		839,740,724
Master Notes 0.8%
The Bear Stearns Companies, Inc., 4.995% *, 5/1/2006 (a) (Cost $25,000,000)	25,000,000	25,000,000
US Government Sponsored Agencies 2.1%
Federal Home Loan Mortgage Corp., 5.35%, 5/25/2007	18,500,000	18,500,000
Federal National Mortgage Association, 4.0%, 8/8/2006	50,000,000	50,000,000

Total US Government Sponsored Agencies (Cost $68,500,000)		68,500,000
Funding Agreements 0.9%
New York Life Insurance Co., 5.005% *, 9/19/2006 (Cost $30,000,000)	30,000,000	30,000,000
Asset Backed 1.0%
Permanent Financing PLC, "1A", Series 8, 4.809% *, 6/10/2006 (Cost $35,000,000)	35,000,000	35,000,000
Promissory Notes 4.3%
The Goldman Sachs Group, Inc.:
4.77% *, 11/13/2006	15,000,000	15,000,000
4.93% *, 11/10/2006	75,000,000	75,000,000
4.995% *, 6/23/2006	20,000,000	20,000,000
5.07% *, 6/23/2006	35,000,000	35,000,000

Total Promissory Notes (Cost $145,000,000)		145,000,000
US Government Agency Sponsored Pass-Throughs 0.6%
Federal National Mortgage Association, 4.56%, 10/2/2006 (Cost $21,570,853)	22,000,000	21,570,853

Repurchase Agreements 30.1%
BNP Paribas, 4.78%, dated 4/28/2006, to be repurchased at $426,169,690 on 5/1/2006 (b)	426,000,000	426,000,000
Greenwich Capital Markets, Inc., 4.78%, dated 4/28/2006, to be repurchased at $379,150,968 on 5/1/2006 (c)	379,000,000	379,000,000
JPMorgan Securities, Inc., 4.78%, dated 4/28/2006, to be repurchased at $201,080,065 on 5/1/2006 (d)	201,000,000	201,000,000
State Street Bank and Trust Co., 4.5%, dated 4/28/2006, to be repurchased at $542,203 on 5/1/2006 (e)	542,000	542,000

Total Repurchase Agreements (Cost $1,006,542,000)		1,006,542,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,426,370,005)	102.4	3,426,370,005
Other Assets and Liabilities, Net	(2.4)	(79,220,199)

Net Assets	100.0	3,347,149,806

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of April 30, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date
(b)		Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
271,850,000	Federal Home Loan Bank	2.75-4.625	7/18/2007-9/12/2008	267,848,468
77,637,000	Federal Home Loan Mortgage Corp.	3.625	2/15/2007	77,248,869
87,995,000	Federal National Mortgage Association	5.25	1/15/2009	89,426,752
Total Collateral Value				434,524,089

(c)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
386,247,046	Federal Home Loan Mortgage Corp.	2.614-5.5	7/15/2011-11/15/2032	360,510,926
12,977,507	Federal National Mortgage Association	6.5	9/17/2038	13,304,838
13,016,682	Government National Mortgage Association	3.089	4/16/2024	12,768,720
Total Collateral Value				386,584,484

(d)	Collateralized by $206,721,430 Federal National Mortgage Association, with various coupon rates from 5.0-7.5%, with various maturities from 3/1/2010-5/1/2036 with a value of $205,024,355.
(e)	Collateralized by $573,960 Federal National Mortgage Association, 3.842%, maturing on 7/1/2034 with a value of $555,236.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Money Market Fund, a series of DWS Money Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006